AXA Equitable Life Insurance Company

Supplement Dated July 19, 2018 to the current prospectuses for:

•	Retirement Cornerstone® Series 17
•	Retirement Cornerstone® Series 17.0 Series E

This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the ‘‘Prospectus’’). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the Prospectus. Please note the following changes:

For contract owners with a contract issue date of August 6, 2018 or later, the initial Annual Roll-up rate and the initial Deferral Roll-up rate will apply during the first seven contract years.

Accordingly, all references to the “first five contract years” in the Contract features and benefits section of the Prospectus are deleted and replaced with the “first seven contract years.” All references to the “first five years of your contract” in the Contract features and benefits section of the Prospectus are deleted and replaced with the “first seven years of your contract.”

In addition, the sentence that provides “The initial Roll-up rate is no longer applicable starting in the sixth year of your contract” in the Contract features and benefits section of the Prospectus is deleted in its entirety and replaced with the following:

“The initial Roll-up rate is no longer applicable starting in the eighth year of your contract.”

Distributed by affiliate AXA Advisors, LLC and for certain contracts co-distributed by affiliate

AXA Distributors, LLC

1290 Avenue of the Americas

New York, NY 10104.

Copyright 2018 AXA Equitable Life Insurance Company. All rights reserved.

AXA Equitable Life Insurance Company

1290 Avenue of the Americas

New York, NY 10104

212-554-1234

IM-91-18 (7.18)	Catalog No. 158917 (7.18)
RC 17 QH New Biz	#590756